Financial instruments (Details 13) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment no brasil	R$ 11,994	R$ 5,829
Financial assets with risk assessment no exterior	6,935	8,786
Financial assets with risk assessment	18,929	14,615
Financial assets with risk classification, no brasil	149	82
Financial assets with risk classification, no exterior	83	81
Financial assets with risk classification	232	163
Financial assets, no brasil	12,143	5,911
Financial assets, no exterior	7,018	8,867
Financial assets	19,161	14,778
A A A [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment no brasil	11,438	5,130
Financial assets with risk assessment no exterior	2,493	2,421
Financial assets with risk assessment	13,931	7,551
AA+ [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment no brasil	140	163
Financial assets with risk assessment	140	163
A A [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment no brasil	130	290
Financial assets with risk assessment no exterior		108
Financial assets with risk assessment	130	398
AA- [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment no brasil	249	149
Financial assets with risk assessment	249	149
A+ [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment no brasil	1	3
Financial assets with risk assessment no exterior	3,072	4,460
Financial assets with risk assessment	3,073	4,463
A [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment no brasil	32	93
Financial assets with risk assessment no exterior	506	1,358
Financial assets with risk assessment	538	1,451
A- [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment no brasil	4
Financial assets with risk assessment no exterior	815	387
Financial assets with risk assessment	819	387
B B B [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment no brasil		1
Financial assets with risk assessment no exterior	49	52
Financial assets with risk assessment	49	53
Other Financial Asset [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification, no brasil	149	82
Financial assets with risk classification, no exterior	83	81
Financial assets with risk classification	R$ 232	R$ 163